PENSION PLANS	12 Months Ended
Dec. 31, 2019
PENSION PLANS
PENSION PLANS

(9) PENSION PLANS

Most of the Company’s employees participate in defined contribution plans, including 401(k), profit sharing, and other savings plans that provide retirement benefits.

Certain U.S. and non-U.S. employees participate in Company specific or statutorily required defined benefit plans. In general, the Company’s policy is to fund these plans based on legal requirements, required benefit payments, and other factors.

Retirement plans expense includes the following components:

	U.S. Plans
	December 31,	December 31,	December 31,
	2019	2018	2017
Company defined benefit plans:
Service cost	$—	$—	$0.1
Interest cost	—	—	0.4
Expected return on plan assets	—	—	(0.6)
Net amortization	—	0.2	—
Net periodic pension expense	—	0.2	(0.1)
Settlement	—	(0.1)	0.9
Defined contribution plans	13.5	12.7	14.8
Total	$13.5	$12.8	$15.6

	Non-U.S. Plans
	December 31,	December 31,	December 31,
	2019	2018	2017
Company defined benefit plans:
Service cost	$2.4	$2.6	$2.8
Interest cost	2.4	2.3	2.6
Expected return on plan assets	(0.9)	(0.7)	(0.9)
Net amortization	—	—	—
Net periodic pension expense	3.9	4.2	4.5
Curtailment	—	(1.3)	(1.6)
Settlement	—	—	0.1
Defined contribution plans	2.8	3.7	2.6
Total	$6.7	$6.6	$5.6

Details of the changes in the actuarial present value of the projected benefit obligation and the fair value of plan assets for defined benefit pension plans follow:

	U.S. Plans
	December 31,	December 31,
	2019	2018
Projected benefit obligation, beginning	$0.9	$4.4
Service cost	—	—
Interest cost	—	—
Actuarial loss	—	(0.6)
Benefits paid	—	(0.2)
Acquisition/Divestiture	—	—
Settlements	—	(2.7)
Projected benefit obligation, ending	$0.9	$0.9
Fair value of plan assets, beginning	—	3.7
Employer contributions	0.1	0.1
Benefits paid	(0.1)	(0.2)
Acquisition/Divestiture	—	—
Settlements	—	(2.7)
Foreign currency translation and other	—	(0.9)
Fair value of plan assets, ending	$—	$—
Net amount recognized in the balance sheet	$(0.9)	$(0.9)
Amounts recognized in the balance sheet:
Noncurrent asset	$—	$—
Current liability	(0.1)	—
Noncurrent liability	(0.8)	(0.9)
Net amount recognized in the balance sheet	$(0.9)	$(0.9)
Accumulated other comprehensive loss	$—	$—

	Non-U.S. Plans
	December 31,	December 31,
	2019	2018
Projected benefit obligation, beginning	$75.5	$76.7
Service cost	2.4	2.6
Interest cost	2.4	2.3
Actuarial loss	13.4	4.8
Benefits paid	(2.4)	(2.2)
Participant contributions	0.3	0.3
Acquisition/Divestiture	—	—
Settlements	—	(0.1)
Curtailments	—	(4.1)
Foreign currency translation and other	(1.0)	(4.8)
Projected benefit obligation, ending	$90.6	$75.5
Fair value of plan assets, beginning	13.7	14.3
Actual return on plan assets	1.0	0.2
Employer contributions	2.4	2.1
Participants’ contributions	0.3	0.3
Benefits paid	(2.4)	(2.2)
Acquisition/Divestiture	—	—
Settlements	—	(0.1)
Foreign currency translation and other	(0.1)	(0.9)
Fair value of plan assets, ending	$14.9	$13.7
Net amount recognized in the balance sheet	$(75.7)	$(61.8)
Amounts recognized in the balance sheet:
Noncurrent asset	$0.5	$0.6
Current liability	(2.2)	(1.8)
Noncurrent liability	(74.0)	(60.6)
Net amount recognized in the balance sheet	$(75.7)	$(61.8)
Pretax accumulated other comprehensive (income) loss	$15.0	$1.6

As of December 31, 2019, U.S. plans were underfunded by $0.9 and non-U.S. plans were underfunded by $75.7. The U.S. funded status includes unfunded plans totaling $0.9 and the non-U.S. status includes unfunded plans totaling $76.2.

As of the plans’ December 31, 2019 and 2018 measurement dates, the total accumulated benefit obligation was $81.4 and $69.6 , respectively. Also, as of the respective measurement dates, the total projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were as follows:

	December 31,	December 31,
	2019	2018
Projected benefit obligation	$83.7	$69.5
Accumulated benefit obligation	75.5	64.1
Fair value of plan assets	8.2	7.1

Future benefit payments by U.S. plans are estimated to be $0.1 in 2020, $0.1 in 2021, $0.1 in 2022, $0.1 in 2023,$0.1 in 2024 and $0.3 in total over the five years 2025 through 2029. Based on foreign currency exchange rates as of December 31, 2019, future benefit payments by non-U.S. plans are estimated to be $3.4 in 2020, $2.7 in 2021, $3.3 in 2022, $3.4 in 2023, $3.6 in 2024, and $23.4 in total over the five years 2025 through 2029. The Company expects to contribute approximately $0.3 to its retirement plans in 2020. Company defined benefit pension plan expense for 2020 is expected to be approximately $4.9, versus $3.7 in 2019.

The weighted-average assumptions used in the valuation of pension benefits are as follows:

	U.S. Plans		Non-U.S. Plans
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Net pension expense
Discount rate	4.30%	3.35%	3.24%	3.27%
Expected return on plan assets	—%	—%	6.59%	5.17%
Rate of compensation increase	—%	—%	3.36%	3.04%
Benefit obligations
Discount rate	2.95%	4.30%	2.51%	3.24%
Rate of compensation increase	—%	—%	3.46%	3.36%

Actuarially developed yield curves are used to determine discount rates. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating the Company’s asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past.

The Company’s Non-U.S. Plan asset allocations at December 31, 2019 and December 31, 2018 follow:

	Non-U.S. Plans
	December 31,	December 31,
	2019	2018
Equity securities	—%	—%
Debt securities	28%	30%
Insurance arrangements	53%	50%
Cash	—%	—%
Other	19%	20%
Total	100%	100%

The Company did not have any U.S Plan assets at December 31, 2019.

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the principles of prudence and diversification with a long-term investment horizon. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers.

The approach for debt securities emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. Leveraging techniques are not used and the use of derivatives in any fund is limited and inconsequential.

The fair values of defined benefit plan assets, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1 follow:

	Level 1	Level 2	Level 3	Total	Percentage
December 31, 2019
Equity securities	$—	$—	$—	$—	—%
Debt securities	—	4.1	—	4.1	28%
Insurance arrangements	—	—	7.8	7.8	53%
Cash	—	—	—	—	—%
Other	0.5	—	2.4	2.9	19%
Total	$0.5	$4.1	$10.2	$14.8	100%
December 31, 2018
Equity securities	$—	$—	$—	$—	—%
Debt securities	—	4.1	—	4.1	30%
Insurance arrangements	—	—	6.8	6.8	50%
Cash	—	—	—	—	—%
Other	—	0.6	2.2	2.8	20%
Total	$—	$4.7	$9.0	$13.7	100%

Asset Classes

Global equities reflects companies domiciled in the U.S., including multi-national companies, as well as companies domiciled in developed nations outside the U.S. Corporate and government bonds represents investment-grade debt of issuers primarily outside the U.S. and insurance arrangements typically ensure no market losses or provide for a small minimum return guarantee and are primarily invested in bonds by the insurer. Other includes cash and general funds that invest primarily in equities, bank deposits and bonds with a guaranteed rate of return.

Fair Value Hierarchy Categories

Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily non-exchange traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either market-observed pricing for the underlying assets or broker/dealer quotation. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transfer restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the other class, interests in mixed assets funds are Level 2, and non-U.S. general fund investments and insurance arrangements are Level 3.

Details of the changes in value for Level 3 assets are as follows:

	Year Ended
	December 31,	December 31,
	2019	2018
Level 3, beginning	$9.0	$8.8
Gains (losses) on assets held	0.7	(0.3)
Purchases, sales and settlements, net	0.5	0.5
Level 3, ending	$10.2	$9.0